LOANS	12 Months Ended
Jun. 30, 2014
Receivables [Abstract]
Financing Receivables [Text Block]
NOTE C - LOANS

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2014	2013

Residential real estate
One- to four-family	$196,381	$209,092
Multi-family	14,002	14,506
Construction	2,122	1,753
Land	2,362	2,821
Farm	1,644	1,843
Nonresidential real estate	21,945	22,092
Commercial and industrial	2,080	3,189
Consumer and other
Loans on deposits	2,564	2,710
Home equity	5,359	5,757
Automobile	64	72
Unsecured	638	708
	249,161	264,543

Undisbursed portion of loans in process	(952)	(833)
Deferred loan origination costs	52	91
Allowance for loan losses	(1,473)	(1,310)
	$246,788	$262,491

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2014 and 2013. There were $3.8 million and $4.2 million in loans acquired with deteriorated credit quality at June 30, 2014 and 2013, respectively.

June 30, 2014:
(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$2,159	$2,735	$4,894	$14	$—	$14
Farm	—	444	444	—	—	—
Nonresidential real estate	—	529	529	—	—	—
Commercial and industrial	—	68	68	—	—	—
	2,159	3,776	5,935	14	—	14

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$191,487	$989	$—	$989
Multi-family			14,002	73	—	73
Construction			2,122	11	—	11
Land			1,918	10	—	10
Farm			1,644	9	—	9
Nonresidential real estate			21,416	112	—	112
Commercial and industrial			2,012	11	—	11
Consumer and other
Loans on deposits			2,564	13	—	13
Home equity			5,359	28	—	28
Automobile			64	—	—	—
Unsecured			638	3	—	3
Unallocated			—	—	200	200
			243,226	1,259	200	1,459
			$249,161	$1,273	$200	$1,473

*	These loans were evaluated at acquisition date at their estimated fair value; and there has been no subsequent deterioration since acquisition.

June 30, 2013:
(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$4,715	$2,989	$7,704	$14	$—	$14
Farm	—	485	485	—	—	—
Nonresidential real estate	—	546	546	—	—	—
Commercial and industrial	—	119	119	—	—	—
Consumer and other
Unsecured	—	23	23	—	—	—
	4,715	4,162	8,877	14	—	14

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$201,388	$860	$—	$860
Multi-family			14,506	63	—	63
Construction			1,753	8	—	8
Land			2,821	12	—	12
Farm			1,358	6	—	6
Nonresidential real estate			21,546	94	—	94
Commercial and industrial			3,070	13	—	13
Consumer and other
Loans on deposits			2,710	12	—	12
Home equity			5,757	25	—	25
Automobile			49	—	—	—
Unsecured			708	3	—	3
Unallocated			—	—	200	200
			255,666	1,096	200	1,296
			$264,543	$1,110	$200	$1,310

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

The following tables present impaired loans by class of loans as of and for the years ended June 30, 2014 and 2013:

June 30, 2014:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$4,694	$—	$6,887	$7	$7
Land	444	—	465	—	—
Nonresidential real estate	529	—	538	—	—
Commercial and industrial	68	—	94	—	—
	$5,735	$—	$7,984	$7	$7

With an allowance recorded:
Residential real estate:
One- to four-family	200	14	206	—	—
Total	$5,935	$14	$8,190	$7	$7

June 30, 2013:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$7,491	$—	$6,108	$116	$116
Farm	485	—	291	—	—
Nonresidential real estate	546	—	328	—	—
Commercial and industrial	119	—	71	—	—
Consumer and other:
Automobile	23	—	14	—	—
	$8,664	$—	$6,812	$116	$116

With an allowance recorded:
Residential real estate:
One- to four-family	213	14	117	—	—
Total	$8,877	$14	$6,929	$116	$116

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual status by class of loans as of June 30, 2014 and 2013:

	June 30, 2014		June 30, 2013
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

One- to four-family residential real estate	$5,767	$3,513	$5,764	$1,945
Nonresidential real estate	384	—	167	—
Commercial and industrial	47	—	40	—
Consumer	29	—	18	27
	$6,227	$3,513	$5,989	$1,972

Troubled Debt Restructurings:

During the year ended June 30, 2014, the terms of ten one- to four family residential real estate loans totaling $511,000 were modified as a troubled debt restructuring (“TDR.”) Five of the loans were classified as TDRs because the borrower filed Chapter 7 bankruptcy without reaffirming their personal obligation to pay the debt. The other loans were modified because the borrower was exhibiting financial difficulty in making the original debt payments. Some of the loans are modified to lower the interest rate to prevailing rates offered by the bank at the time, while some other loans have the terms extended to provide the borrower with lower monthly payments.

In order to determine whether a borrower is experiencing financial difficulty, we consider the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

The following table presents loans classified as TDRs as of June 30, 2014 and 2013, and their performance, by modification type:

		Pre-	Post-		TDRs Not
		Modification	Modification	TDRs	Performing
		Outstanding	Outstanding	Performing	to
	Number	Recorded	Recorded	to Modified	Modified
(Dollars in thousands)	of Loans	Investment	Investment	Terms	Terms

June 30, 2014:
Residential Real Estate:
1-4 Family	39	$2,230	$1,997	$1,621	$376

June 30, 2013
Residential Real Estate:
1-4 Family	33	$3,115	$3,123	$827	$2,043

The Company had no allocated specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2014 or 2013. At June 30, 2014, $1.8 million in TDR loans were on nonaccrual status. The Company had no commitments to lend additional amounts as of June 30, 2014 and 2013, to customers with outstanding loans that are classified as troubled debt restructurings. The Company had one TDR loan to default during the year just ended and has not been included in the table above. The borrower had exhibited credit weaknesses when the loan was refinanced, which was the reason for the TDR classification initially. The borrower declared bankruptcy during the fiscal year just ended and the loan, which had a carrying value of $486,000, was in the process of foreclosure at June 30, 2014.

The following tables present the aging of the principal balance outstanding in past due loans as of June 30, 2014 and 2013, by class of loans:

June 30, 2014:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$4,481	$9,060	$13,541	$182,840	$196,381
Multi-family	—	—	—	14,002	14,002
Construction	343	—	343	1,779	2,122
Land	—	364	364	1,998	2,362
Farm	—	—	—	1,644	1,644
Nonresidential real estate	375	396	771	21,174	21,945
Commercial and industrial	—	88	88	1,992	2,080
Consumer and other:
Loans on deposits	—	—	—	2,564	2,564
Home equity	—	33	33	5,326	5,359
Automobile	—	—	—	64	64
Unsecured	68	—	68	570	638
Total	$5,267	$9,941	$15,208	$233,953	$249,161

June 30, 2013:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$5,290	$5,034	$10,324	$198,768	$209,092
Multi-family	—	—	—	14,506	14,506
Construction	42	—	42	1,711	1,753
Land	—	—	—	2,821	2,821
Farm	—	—	—	1,843	1,843
Nonresidential real estate	35	140	175	21,917	22,092
Commercial and industrial	—	—	—	3,189	3,189
Consumer and other:
Loans on deposits	—	—	—	2,710	2,710
Home equity	23	23	46	5,711	5,757
Automobile	29	—	29	43	72
Unsecured	—	48	48	660	708
Total	$5,419	$5,245	$10,664	$253,879	$264,543

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above. As of June 30, 2014, and 2013, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2014:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$2,928	$11,287	$—	$182,166
Multi-family	14,002	—	—	—	—
Construction	2,122	—	—	—	—
Land	1,366	—	996	—	—
Farm	1,644	—	—	—	—
Nonresidential real estate	18,920	965	2,060	—	—
Commercial and industrial	2,014	—	66	—	—
Consumer and other:
Loans on deposits	2,564	—	—	—	—
Home equity	5,359	—	—	—	—
Automobile	64	—	—	—	—
Unsecured	606	3	29	—	—

June 30, 2013:
(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$—	$4,923	$9,832	$—	$194,337
Multi-family	12,956	—	1,550	—	—
Construction	1,753	—	—	—	—
Land	2,050	—	771	—	—
Farm	1,843	—	—	—	—
Nonresidential real estate	19,246	—	2,846	—	—
Commercial and industrial	3,071	—	118	—	—
Consumer and other:
Loans on deposits	2,710	—	—	—	—
Home equity	5,757	—	—	—	—
Automobile	37	—	35	—	—
Unsecured	681	27	—	—	—

The activity in the allowance for loan losses is summarized as follows for the years ended June 30:

(in thousands)	2014	2013

Balance at beginning of year	$1,310	$875
Provision for losses on loans	580	662
Charge-offs, net	(417)	(227)
Balance at end of year	$1,473	$1,310

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2014 and 2013:

June 30, 2014:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$871	$546	$(467)	$49	$999
Multi-family	63	11	—	—	74
Construction	8	3	—	—	11
Land	12	(2)	—	—	10
Farm	6	3	—	—	9
Nonresidential real estate	94	20	—	—	114
Commercial and industrial	13	(2)	—	—	11
Consumer and other:
Loans on deposits	12	2	—	—	14
Home equity	25	3	—	—	28
Automobile	—	—	—	—	—
Unsecured	6	(4)	—	1	3
Unallocated	200	—	—	—	200
Totals	$1,310	$580	$(467)	$50	$1,473

June 30, 2013:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$565	$535	$(229)	$—	$871
Multi-family	49	14	—	—	63
Construction	3	5	—	—	8
Land	—	12	—	—	12
Farm	—	6	—	—	6
Nonresidential real estate	35	59	—	—	94
Commercial and industrial	—	13	—	—	13
Consumer and other:
Loans on deposits	7	5	—	—	12
Home equity	16	9	—	—	25
Automobile	—	—	—	—	—
Unsecured	—	4	—	2	6
Unallocated	200	—	—	—	200
Totals	$875	$662	$(229)	$2	$1,310

Purchased Loans:

The Company purchased loans during the fiscal year ended June 30, 2013 for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans, net of a credit quality component of $782,000 and $1.2 million, at June 30, 2014 and 2013, respectively, is as follows:

(in thousands)	2014	2013

Residential real estate:
One- to four-family	$2,735	$2,989
Land	444	485
Nonresidential real estate	529	546
Commercial non-mortgage loans	68	119
Consumer loans	—	23
Outstanding balance	$3,776	$4,162

Accretable yield, or income expected to be collected, for the years ended June 30 was as follows:

(in thousands)	2014	2013

Balance at beginning of year	$1,294	$—
New loans purchased	—	1,294
Accretion of income	(155)	—
Reclassifications from nonaccretable difference	339	—
Disposals	—	—
Balance at end of year	$1,478	$1,294

For those purchased loans disclosed above, the Company made no increase in allowance for loan losses for the years ended June 30, 2014 or 2013, nor were any allowance for loan losses reversed during those years.